Contractual Commitments - Agreements of Extension of Concessions - Additional Information (Detail)										1 Months Ended				12 Months Ended						24 Months Ended
	Aug. 25, 2017 USD ($)	Aug. 01, 2017 USD ($)	Apr. 03, 2017 USD ($) Well	Jan. 17, 2014 USD ($)	Oct. 02, 2013 USD ($)	Jul. 24, 2013 km²	Oct. 23, 2012 USD ($)	Dec. 28, 2000	Dec. 05, 2000 USD ($)	Dec. 31, 2027	Nov. 30, 2012	Aug. 31, 2012	Apr. 30, 2011	Dec. 31, 2017 USD ($)	Aug. 01, 2017 USD ($) Wells	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2009 USD ($)	Jul. 16, 2013 USD ($)
Unconventional hydrocarbons [member]
Disclosure of geographical areas [line items]
Percentage of production royalty														10.00%
Province Of Chubut [Member]
Disclosure of geographical areas [line items]
Exploitation concessions, extended term					30 years
Historical Remediation Bonus commitment				$ 30,000,000	$ 18,000,000
Hydrocarbons Compensation bonus commitment				3.00%	4.00%
Service concessions arrangement, terms and conditions														The Concessions were extended for a 30 year period counted as from the year 2017. The main terms and conditions agreed by the Province of Chubut comprise the commitment of the companies belonging to the JO to make the following payments and contributions: (i) paying US$ 18 million as Historical Remediation Bonus; (ii) paying a Compensation Bonus amounting to a fixed 4% over the production of gas and oil since 2013 (this is calculated as an additional royalty); (iii) covering expenses and investments related to the protection and conservation of the environment; (iv) maintaining a minimum amount of equipment for drilling and work-overs in operation; (v) after the first ten years of extension, Petrominera S.E. will acquire a 10% interest in the exploitation concessions
Portion of total concessions in Joint Operations				5.00%
Province Of Chubut [Member] | YPF Sociedad Anonima [Member] | Exploitation Concessions Arrangements [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions				100.00%	12.196%
Province Of Chubut [Member] | ENAPSIPETROLSA [Member] | Exploitation Concessions Arrangements [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions				50.00%
Province Of Chubut [Member] | Petrominera S.E. [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions					10.00%
Province Of Chubut [Member] | Petrominera S.E. [Member] | Exploitation Concessions Arrangements [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions				41.00%
Province Of Chubut [Member] | Petrobras Argentina S.A. [member] | Exploitation Concessions Arrangements [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions					35.67%
Province Of Chubut [Member] | Tecpetrol S.A. [Member] | Exploitation Concessions Arrangements [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions					52.133%
Province of Rio Negro [Member]
Disclosure of geographical areas [line items]
Exploitation concessions, extended term																		10 years
Fixed bonus commitment																		$ 46,000,000
Contribution towards social development																		$ 9,200,000
Percentage of supplementary contributions to monthly oil production																		3.00%
Percentage of supplementary contributions to monthly gas production																		3.00%
Province of Rio Negro [Member] | YPF Sociedad Anonima [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions																		100.00%
Date of holding in exploitation concessions																		Nov. 14, 2027
Province of Neuquen [Member]
Disclosure of geographical areas [line items]
Extended of additional period								10 years						10 years
Payments of contractual commitments fee									$ 300,000,000
Commitments fees of disbursement and investment program									$ 8,000,000,000
Percentage of net cash flows arising out of the concession during each year of the extension term									5.00%
Payments of corporate social responsibility																	$ 45,000,000	$ 45,000,000	$ 45,000,000
Reduction percentage portion of payments of subsidy												50.00%
Other concessions																				$ 204,000,000
Percentage of an extraordinary production royalty																				3.00%
Adjustment of additional Percentage of an extraordinary income																				3.00%
Investments and expenditures in the production concessions that are the purpose of the agreements																				$ 3,512,000,000
Province of Neuquen [Member] | Infrastructure for Natural Gas Distribution [member]
Disclosure of geographical areas [line items]
Investment property																					$ 1,000,000,000
Province of Neuquen [Member] | Entering into commitments [Member]
Disclosure of geographical areas [line items]
Percentage portion of payments of investment project profits after taxes										5.00%
Province of Neuquen [Member] | Bottom of range [member]
Disclosure of geographical areas [line items]
Extended period									2000
Expire period														2026
Province of Neuquen [Member] | Top of range [member]
Disclosure of geographical areas [line items]
Extended period									2017
Expire period														2027
Province of Neuquen [Member] | Petrolera Pampa SA [Member]
Disclosure of geographical areas [line items]
Business acquisition percentage of equity interest		100.00%
Province of Neuquen [Member] | Loma La Lata - Sierra Barrosa [Member]
Disclosure of geographical areas [line items]
Exploitation of concession a surface area | km²						327.5
Province of Neuquen [Member] | Loma Campana [Member]
Disclosure of geographical areas [line items]
Exploitation of concession a surface area | km²						395
Extended period						22 years
Province of Neuquen [Member] | Loma La Lata - Loma Campana [Member]
Disclosure of geographical areas [line items]
Payments of consideration of surface area														$ 20,000,000
Conventional production payable period														15 days
Province of Neuquen [Member] | Rincon Del Mangrullo Area [Member]
Disclosure of geographical areas [line items]
Commitments fees of disbursement and investment program		$ 150,000,000													$ 150,000,000
Drilled wells | Wells															13
Province of Mendoza [Member]
Disclosure of geographical areas [line items]
Extended period													10 years
Percentage of an extraordinary production royalty																3.00%
Investments and expenditures in the production concessions that are the purpose of the agreements																$ 4,113,000,000
Province of initial payments																$ 135,000,000
Percentage portion of annual payments of an extraordinary production royalty																0.30%
Province of Santa Cruz [Member]
Disclosure of geographical areas [line items]
Extended period											25 years
Province of initial payments																$ 200,000,000
Percentage of production royalty																12.00%
Percentage of contribute with social infrastructure investments																20.00%
Province of Santa Cruz [Member] | Unconventional hydrocarbons [member]
Disclosure of geographical areas [line items]
Percentage of production royalty																10.00%
Salta [Member]
Disclosure of geographical areas [line items]
Extended period							10 years
Investments and expenditures in the production concessions that are the purpose of the agreements							$ 30,000,000
Minimum payments for minimum amount in development plans involving the drilling of development wells							$ 36,000,000
Percentage of province special extraordinary contribution							25.00%
Percentage of production royalty							12.00%
Payments of extraordinary income verified in the marketing of oil crude production (in USD/bbl)							$ 90
Percentage of import gas prices							70.00%
Province and proportion of bonus extension							$ 5,000,000
Salta [Member] | Amendment [Member]
Disclosure of geographical areas [line items]
Minimum amount of drilling cost			$ 26,000,000
Number of development wells | Well			2
Exploration well for an amount			$ 4,000,000
National Executive Branch [Member]
Disclosure of geographical areas [line items]
Extended period	10 years
Date of extended agreement of concessions																Nov. 14, 2027
Extension bonus payment																$ 12,500,000
Royalties percentage on hydrocarbons production																15.00%
National Executive Branch [Member] | Magallanes area [member]
Disclosure of geographical areas [line items]
Exploitation concessions, extended term																10 years
Los Chorrillos [Member]
Disclosure of geographical areas [line items]
Date of extended agreement of concessions																Apr. 18, 2026
Lago Fuego [Member]
Disclosure of geographical areas [line items]
Date of extended agreement of concessions																Nov. 06, 2027
Los Caldenes [Member] | Province of Rio Negro [Member] | YPF Sociedad Anonima [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions																		100.00%
Date of holding in exploitation concessions																		Sep. 19, 2036
Estacion Fernandez Oro [Member] | Province of Rio Negro [Member] | YSUR Energia Argentina S.R.L [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions																		100.00%
Date of holding in exploitation concessions																		Aug. 16, 2026
El Santiagueno [Member] | Province of Rio Negro [Member] | YSUR Energia Argentina S.R.L [Member]
Disclosure of geographical areas [line items]
Percentage of holding in exploitation concessions																		100.00%
Date of holding in exploitation concessions																		Sep. 06, 2025
Tierra Del Fuego [Member] | Magallanes area [member]
Disclosure of geographical areas [line items]
Extension bonus payment	$ 7,900,000
Royalties percentage on hydrocarbons production	15.00%